Derivative Financial Instruments - Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 22,382,277	$ 30,113,454
Derivatives liabilities	6,487,032	12,367,475
Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	5,690,212	397,630
Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	2,931,025	4,968,159
Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	4	398
Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	13,111,838	24,126,452
Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	260	7,003
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	648,938	411,721
Others [member]
Disclosure of detailed information about financial instruments [line items]
Fair value		202,091
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(15,895,245)	(17,745,979)
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities		(5,407,817)
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(4)	(397)
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(15,890,830)	(10,301,983)
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(218)	(6,182)
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	$ (4,193)	(22,870)
Derivatives not designated as hedges [member] | Others [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities		(269)
Derivatives not designated as hedges [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities		$ (2,006,461)